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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-05642

American Income Fund, Inc.

(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN	55402
(Address of principal executive offices)	(Zip code)

Charles D. Gariboldi    800 Nicollet Mall, Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code:   800-677-3863

Date of fiscal year end:          August 31

Date of reporting period:       February 28, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Report to Shareholders

AMERICAN
INCOME FUND

MRF

February 28, 2006
SEMIANNUAL REPORT

AMERICAN INCOME FUND

Our Image – George Washington

His rich legacy as patriot and leader is widely recognized as embodying the sound judgment, reliability, and strategic vision that are central to our brand. Fashioned in a style reminiscent of an 18th century engraving, the illustration conveys the symbolic strength and vitality of Washington, which are attributes that we value at First American.

Table of Contents

Financial Statements	2

Notes to Financial Statements	6

Schedule of Investments	12

Notice to Shareholders	19

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Portfolio Allocation

As a percentage of total assets on February 28, 2006

2006 Semiannual Report

American Income Fund

Financial STATEMENTS

Statement of Assets and Liabilities February 28, 2006 (unaudited)

Assets:
Investments in unaffiliated securities, at value (cost: $101,287,551) (note 2)	$101,202,500
Investment in affiliated money market fund, at value (cost: $2,172,757) (note 3)	2,172,757
Cash	9,141
Receivable for accrued interest	977,889
Prepaid expenses	4,325
Total assets	104,366,612
Liabilities:
Payable for securities purchased on a when-issued basis (note 2)	1,505,273
Payable for reverse repurchase agreements (note 2)	19,152,114
Payable for investment advisory fees (note 3)	41,453
Payable for administrative fees (note 3)	10,282
Payable for interest expense	35,909
Payable for professional fees	22,574
Payable for variation margin (note 2)	24,812
Payable for other expenses	22,083
Total liabilities	20,814,500
Net assets applicable to outstanding capital stock	$83,552,112
Composition of net assets:
Capital stock and additional paid-in capital	$95,888,834
Undistributed net investment income	101,365
Accumulated net realized loss on investments (note 5)	(12,368,780)
Net unrealized depreciation of investments	(85,051)
Net unrealized appreciation of futures contracts	15,744
Total – representing net assets applicable to capital stock	$83,552,112
Net asset value and market price of capital stock:
Net assets outstanding	$83,552,112
Shares outstanding (authorized 200 million shares of $0.01 par value)	9,454,221
Net asset value per share	$8.84
Market price per share	$7.83

See accompanying Notes to Financial Statements.

2006 Semiannual Report

American Income Fund

Statement of Operations For the Six-Month Period Ended February 28, 2006 (unaudited)

Investment income:
Interest from unaffiliated securities	$3,324,483
Dividends from affiliated money market fund	28,886
Total investment income	3,353,369
Expenses (note 3):
Investment advisory fees	267,946
Interest expense	427,412
Administrative fees	41,222
Custodian fees	2,061
Professional fees	13,306
Postage and printing fees	23,121
Transfer agent fees	10,248
Listing fees	25,556
Directors' fees	18,105
Other expenses	13,047
Total expenses	842,024
Less: Indirect payments from the custodian	(847)
Total net expenses	841,177
Net investment income.	2,512,192
Net realized and unrealized gains (losses) on investments in securities, futures contracts, and options written (notes 2 and 4):
Net realized gain (loss) on:
Investments in securities	(332,344)
Futures contracts	288,589
Options written	5,172
Net change in unrealized appreciation or depreciation of:
Investments in securities	(1,452,496)
Futures contracts	62,580
Options written	(242)
Net loss on investments	(1,428,741)
Net increase in net assets resulting from operations	$1,083,451

See accompanying Notes to Financial Statements.

2006 Semiannual Report

American Income Fund

Financial STATEMENTS continued

Statement of Changes in Net Assets

	Six-Month Period Ended 2/28/06 (unaudited)	Ten-Month Fiscal Period Ended 8/31/05	Year Ended 10/31/04
Operations:
Net investment income	$2,512,192	$4,496,729	$5,975,168
Net realized gain (loss) on: Investments in securities	(332,344)	77,696	1,821,219
Futures contracts	288,589	(185,988)	(478,981)
Options written	5,172	78,866	135,111
Net change in unrealized appreciation or depreciation of: Investments in securities	(1,452,496)	(1,899,600)	(60,094)
Futures contracts	62,580	258,948	(305,784)
Options written	(242)	242	(27,784)
Net increase in net assets resulting from operations	1,083,451	2,826,893	7,058,855
Distributions to shareholders (note 2):
From net investment income	(2,410,827)	(4,496,729)	(5,975,168)
From return of capital	—	(154,087)	(51,902)
Total distributions	(2,410,827)	(4,650,816)	(6,027,070)
Total increase (decrease) in net assets	(1,327,376)	(1,823,923)	1,031,785
Net assets at beginning of period	84,879,488	86,703,411	85,671,626
Net assets at end of period	$83,552,112	$84,879,488	$86,703,411

See accompanying Notes to Financial Statements.

2006 Semiannual Report

American Income Fund

Statement of Cash Flows  For the Six-Month Period Ended February 28, 2006 (unaudited)

Cash flows from operating activities:
Net increase in net assets resulting from operations	$1,083,451
Adjustments to reconcile net increase/decrease in net assets resulting from operations to net cash provided by (used in) operating activities:
Purchases of investments	(36,947,297)
Proceeds from sales of investments	40,920,672
Net purchases/sales of short-term securities	(549,318)
Net amortization of bond discount and premium	(9,105)
Net change in unrealized appreciation or depreciation of investments in securities, futures contracts, and options written	1,390,158
Net realized gain/loss on investments in securities, futures contracts, and options written	38,583
Net premiums received for options written	(3,039)
Increase/decrease in receivable for accrued interest	137,433
Increase/decrease in prepaid expenses	32,926
Net change in variation margin	335,356
Increase/decrease in accrued fees and expenses	(19,587)
Net cash provided by (used in) operating activities	6,410,233
Cash flows from financing activities:
Net payments from reverse repurchase agreements	(4,000,325)
Distributions paid to shareholders	(2,410,827)
Net cash provided by (used in) in financing activities	(6,411,152)
Net decrease in cash	(919)
Cash at beginning of period	10,060
Cash at end of period	$9,141
Supplemental disclosure of cash flow information: Cash paid for interest	$430,689

See accompanying Notes to Financial Statements.

2006 Semiannual Report

American Income Fund

Notes to Financial STATEMENTS (unaudited as to February 28, 2006)

(1) Organization	American Income Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as a diversified, closed-end management investment company. The fund invests in fixed-income securities, primarily in mortgage-backed securities. The fund also invests in other debt securities, such as collateralized mortgage obligations (CMOs) and asset-backed securities, high-yield bonds, corporate bonds, and preferred stock. The fund will invest at least 65% of its total assets in investment-grade securities under normal market conditions. No more than 35% of the fund's total assets may be held in high-yield issues. The fund is authorized to borrow funds or issue senior securities in amounts not exceeding 33 1/3% of its total assets. Fund shares are listed on the New York Stock Exchange under the symbol MRF.

On June 22, 2005, the fund's board of directors approved a change in the fund's fiscal year-end from October 31 to August 31, effective with the ten-month fiscal period ended August 31, 2005.

(2) Summary of Significant Accounting Policies	Security Valuations

Security valuations for the fund's investments are furnished by one or more independent pricing services that have been approved by the fund's board of directors. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund's board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. If events occur that materially affect the value of securities (including non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Security valuations are performed once a week and at the end of each month.

As of February 28, 2006, the fund had no fair valued securities.

Securities Transactions and Investment Income

For financial statement purposes, the fund records security transactions on the trade date of the security purchase or sale. Dividend income is recorded on the ex-dividend date. Interest income, including accretion of bond discounts and amortization of bond premiums, is recorded on an accrual basis. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes.

Reverse Repurchase Agreements

Reverse repurchase agreements involve the sale of a portfolio-eligible security by the fund, coupled with an agreement to repurchase the security at a specified date and price. Reverse repurchase agreements may increase volatility of the fund's net asset value and involve the risk that interest costs on money borrowed may exceed the return on securities purchased with that borrowed money. Reverse repurchase agreements are considered to be borrowings by the fund, and are subject to the fund's overall restriction on borrowing under which it must maintain asset coverage of at least 300%. For the six-month period ended February 28, 2006, the weighted average borrowings outstanding were $20,494,194. The weighted average interest rate was 4.21%.

2006 Semiannual Report

American Income Fund

Futures Transactions

In order to protect against changes in interest rates, the fund may buy and sell interest rate futures contracts. Upon entering into a futures contract, the fund is required to deposit cash or pledge U.S. government securities in an amount equal to 5% of the purchase price indicated in the futures contract (initial margin). Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the fund each day (daily variation margin) and recorded as unrealized gains (losses) until the contract is closed. When the contract is closed, the fund records a realized gain (loss) equal to the difference between the proceeds from (or cost of) the closing transaction and the fund's basis in the contract.

Risks of entering into futures contracts, in general, include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the fund could lose more than the original margin deposit required to initiate a futures transaction. These contracts involve market risk in excess of the amount reflected in the fund's statement of assets and liabilities. Unrealized gains (losses) on outstanding positions in futures contracts held at the close of the period will be recognized as capital gains (losses) for federal income tax purposes.

Options Transactions

The fund may utilize options in an attempt to manage market or business risk or enhance its yield. When a call or put option is written, an amount equal to the premium received is recorded as a liability. The liability is marked-to-market daily to reflect the current market value of the option written. When a written option expires, a gain is realized in the amount of the premium originally received. If a closing purchase contract is entered into, a gain or loss is realized in the amount of the original premium less the cost of the closing transaction. If a written call is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security that is purchased upon exercise of the option.

Purchased options are recorded as investments and marked-to-market daily to reflect the current market value of the option contract. If a purchased option expires, a loss is realized in the amount of the cost of the option. If a closing transaction is entered into, a gain or loss is realized, to the extent that the proceeds from the sale are greater or less than the cost of the option. If a put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid.

The fund had no options outstanding as of February 28, 2006.

Transactions in options written for the six-month period ended February 28, 2006, were as follows:

	Put Options Written		Call Options Written
Balance at	Number of Contracts	Premium Amount	Number of Contracts	Premium Amount
August 31, 2005	10	$4,496	10	$3,715
Opened	—	—	—	—
Expired	—	—	—	—
Closed	(10)	(4,496)	(10)	(3,715)
February 28, 2006	—	$—	—	$—

2006 Semiannual Report

American Income Fund

Notes to Financial STATEMENTS continued

Securities Purchased on a When-Issued Basis

Delivery and payment for securities that have been purchased by the fund on a when-issued or forward-commitment basis can take place a month or more after the transaction date. Such securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The fund segregates assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the fund's net asset value if the fund makes such purchases while remaining substantially fully invested. As of February 28, 2006, the fund had $1,505,273 of when-issued or forward-commitment securities outstanding.

In connection with the ability to purchase securities on a when-issued basis, the fund may also enter into dollar rolls in which the fund sells securities purchased on a forward-commitment basis and simultaneously contracts with a counterparty to repurchase similar (same type, coupon, and maturity), but not identical securities on a specified future date. As an inducement for the fund to "rollover" its purchase commitments, the fund receives negotiated amounts in the form of reductions of the purchase price of the commitment. Dollar rolls are considered a form of leverage. As of February 28, 2006, the fund had no outstanding dollar roll transactions.

Illiquid Securities and Restricted Securities

A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the security is valued by the fund. Illiquid securities may be valued under methods approved by the fund's board of directors as reflecting fair value.

Illiquid securities may include restricted securities, which are often purchased in private placement transactions, are not registered under the Securities Act of 1933, and may have contractual restrictions on resale. However, certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on a fund's investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the fund's board of directors.

As of February 28, 2006, the fund held one illiquid security, the value of which was $12,875, which represents 0.02% of net assets. This security's valuation was furnished by an independent pricing service. As of February 28, 2006, there were no restricted securities. Information concerning the illiquid security, is as follows:

Security	Par	Date Acquired	Cost Basis
California Federal Bank Los Angeles	$12,906	7/93	$1,758

Federal Taxes

The fund intends to continue to qualify as a regulated investment company as provided in Subchapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required. The fund also intends to distribute its taxable net investment income and realized gains, if any, to avoid the payment of any federal excise taxes.

2006 Semiannual Report

American Income Fund

The tax character of distributions paid during the six-month period ended February 28, 2006, the ten-month fiscal period ended August 31, 2005 and the fiscal year ended October 31, 2004 were as follows:

	2/28/06	8/31/05	10/31/04
Distributions paid from:
Ordinary income	$2,410,827	$4,496,729	$5,975,168
Return of capital	—	154,087	51,902
	$2,410,827	$4,650,816	$6,027,070

At August 31, 2005, the components of accumulated deficit on a tax basis were as follows:

Accumulated capital losses	$(12,376,791)
Unrealized appreciation	1,367,445
Accumulated deficit	$(11,009,346)

Distributions to Shareholders

Distributions from net investment income are declared and paid on a monthly basis. Any net realized capital gains on sales of securities for the fund are distributed to shareholders at least annually. Such distributions are payable in cash or, pursuant to the fund's dividend reinvestment plan, reinvested in additional shares of the fund's capital stock.

Repurchase Agreements

For repurchase agreements entered into with broker-dealers, the fund, along with other affiliated registered investment companies, may transfer uninvested cash balances into a joint trading account, the daily aggregate balance of which is invested in repurchase agreements secured by U.S. government or agency obligations. Securities pledged as collateral for all individual and joint repurchase agreements are held by the fund's custodian bank until maturity of the repurchase agreement. All agreements require that the daily market value of the collateral be in excess of the repurchase amount, including accrued interest, to protect the fund in the event of a default. As of February 28, 2006, the fund had no outstanding repurchase agreements.

Deferred Compensation Plan

Under a Deferred Compensation Plan (the "Plan"), non-interested directors of the First American Fund family may participate and elect to defer receipt of their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of selected open-end First American Funds as designated by the board of directors. All amounts in the Plan are 100% vested and accounts under the Plan are obligations of the funds. Deferred amounts remain in the funds until distributed in accordance with the Plan.

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from these estimates.

Reclassifications

Certain amounts in the 2004 financial statements have been reclassified to conform to the current presentation.

2006 Semiannual Report

American Income Fund

Notes to Financial STATEMENTS continued

(3) Expenses	Investment Advisory Fees

Pursuant to an investment advisory agreement (the "Agreement"), U.S. Bancorp Asset Management, Inc. ("USBAM"), a subsidiary of U.S. Bank National Association ("U.S. Bank"), manages the fund's assets and furnishes related office facilities, equipment, research, and personnel. The Agreement provides USBAM with a monthly investment advisory fee in an amount equal to an annualized rate of 0.65% of the fund's average weekly net assets. For its fee, USBAM provides investment advice, and in general, conducts the management and investment activities of the fund.

The fund may invest in related money market funds that are series of First American Funds, Inc. ("FAF"), subject to certain limitations. In order to avoid the payment of duplicative investment advisory fees to USBAM, which acts as the investment advisor to both the fund and the related money market funds, USBAM will reimburse the fund an amount equal to the investment advisory fee received from the related money market funds that is attributable to the assets of the fund. For financial statement purposes, this reimbursement is recorded as investment income.

Administrative Fees

USBAM serves as the fund's administrator pursuant to an administration agreement between USBAM and the fund. Under this administration agreement, USBAM receives a monthly administrative fee equal to an annualized rate of 0.10% of the fund's average weekly net assets. For its fee, USBAM provides numerous services to the fund including, but not limited to, handling the general business affairs, financial and regulatory reporting, and various other services.

Custodian Fees

U.S. Bank serves as the fund's custodian pursuant to a custodian agreement with the fund. The custodian fee charged to the fund is equal to an annual rate of 0.005% of average weekly net assets. These fees are computed weekly and paid monthly.

Under this agreement, interest earned on uninvested cash balances is used to reduce a portion of the fund's custodian expenses. These credits, if any, are disclosed as "Indirect payments from the custodian" in the Statement of Operations. Conversely, the custodian charges a fee for any cash overdrafts incurred, which will increase the fund's custodian expenses. For the six-month period ended February 28, 2006, custodian fees were reduced by $847 as a result of interest earned. There were no overdraft charges during the period.

Other Fees and Expenses

In addition to the investment advisory, administrative, and custodian fees, the fund is responsible for paying most other operating expenses, including: legal, auditing, and accounting services, postage and printing of shareholder reports, transfer agent fees and expenses, listing fees, outside directors' fees and expenses, insurance, interest, taxes, and other miscellaneous expenses. For the six-month period ended February 28, 2006, legal fees and expenses were paid to a law firm of which an Assistant Secretary of the fund is a partner.

(4) Investment Security Transactions	Cost of purchases and proceeds from sales of securities, other than temporary investments in short-term securities, for the six-month period ended February 28, 2006, aggregated $28,669,757 and $40,920,672, respectively.

(5) Capital Loss Carryover	For federal income tax purposes, the fund had capital loss carryovers at August 31, 2005, which, if not offset by subsequent capital gains, will expire on the fund's fiscal year-ends as indicated below.

Capital Loss Carryover	Expiration
$847,451	2006
2,573,283	2007
4,931,683	2008
662,186	2009
3,362,188	2010
$12,376,791

2006 Semiannual Report

American Income Fund

(6) Indemnifications	The fund enters into contracts that contain a variety of indemnifications. The fund's maximum exposure under these arrangements is unknown. However, the fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

(7) Investment Advisor Name Change	Effective March 31, 2006, USBAM changed its name to FAF Advisors, Inc.

(8) Financial Highlights	Per-share data for a share of capital stock outstanding throughout each period and selected information for each period are as follows:

	Six-Month Period Ended 2/28/06		Ten-Month Fiscal Period Ended
	(unaudited)		8/31/05
Per-Share Data
Net asset value, beginning of period	$8.98		$9.17
Operations:
Net investment income	0.27		0.48
Net realized and unrealized gains (losses) on investments	(0.15)		(0.18)
Total from operations	0.12		0.30
Distributions to shareholders:
From net investment income	(0.26)		(0.47)
Tax return of capital	—		(0.02)
Total distributions to shareholders	(0.26)		(0.49)
Net asset value, end of period	$8.84		$8.98
Market value, end of period	$7.83		$8.13
Selected Information
Total return, net asset value (a)	1.69	% (h)	3.86	% (h)
Total return, market value (b)	(0.51	)% (h)	0.85	% (h)
Net assets at end of period (in millions)	$84		$85
Ratio of expenses to average weekly net assets excluding interest expense	1.00	% (g)	0.96	% (g)
Ratio of expenses to average weekly net assets	2.04	% (g)	1.62	% (g)
Ratio of net investment income to average weekly net assets	6.09	% (g)	6.35	% (g)
Portfolio turnover rate	27%		168%
Amount of borrowings outstanding at end of period (in millions)	$19		$23
Per-share amount of borrowings outstanding at end of period	$2.02		$2.45
Per-share amount of net assets, excluding borrowings, at end of period	$10.86		$11.43
Asset coverage ratio (c)	536%		467%

	Year Ended October 31,
	2004		2003	2002	2001	2000 (d)
Per-Share Data
Net asset value, beginning of period	$9.06		$8.70	$9.19	$8.90	$9.23
Operations:
Net investment income	0.64		0.67	0.70	0.65	0.68
Net realized and unrealized gains (losses) on investments	0.11		0.37	(0.50)	0.26	(0.29)
Total from operations	0.75		1.04	0.20	0.91	0.39
Distributions to shareholders:
From net investment income	(0.64)		(0.68)	(0.69)	(0.59)	(0.67)
Tax return of capital	—	(e)	— (e)	—	(0.03)	(0.05)
Total distributions to shareholders	(0.64)		(0.68)	(0.69)	(0.62)	(0.72)
Net asset value, end of period	$9.17		$9.06	$8.70	$9.19	$8.90
Market value, end of period	$8.55		$8.55	$8.37	$8.53	$8.60
Selected Information
Total return, net asset value (a)	9.02%		12.53%	2.48%	10.96%	5.97%
Total return, market value (b)	7.71%		10.38%	6.22%	13.69%	17.20%
Net assets at end of period (in millions)	$87		$86	$82	$87	$105
Ratio of expenses to average weekly net assets excluding interest expense	0.93%		0.95%	0.96%	0.89%	1.06%
Ratio of expenses to average weekly net assets	1.23%		1.48%	2.00%	2.06%	1.59%
Ratio of net investment income to average weekly net assets	7.00%		7.49%	7.88%	7.37%	7.52%
Portfolio turnover rate	193	% (f)	135%	54%	82%	65%
Amount of borrowings outstanding at end of period (in millions)	$22		$10	$33	$33	$—
Per-share amount of borrowings outstanding at end of period	$2.28		$1.04	$3.48	$3.46	$—
Per-share amount of net assets, excluding borrowings, at end of period	$11.45		$10.10	$12.18	$12.66	$8.90
Asset coverage ratio (c)	502%		970%	350%	366%	N/A

(a)  Assumes reinvestment of distributions at net asset value.

(b)  Assumes reinvestment of distributions at actual prices pursuant to the fund's dividend reinvestment plan.

(c)  Represents net assets, excluding borrowings, at end of period divided by borrowings outstanding at end of period.

(d)  Effective October 24, 2000, the advisor was changed from Mentor Investment Advisors, a wholly-owned subsidiary of First Union Corporation, to U.S. Bank National Association, acting through its First American Asset Management division. U.S. Bancorp Asset Management, Inc., a subsidiary of U.S. Bank National Association, is the successor to First American Asset Management.

(e)  Less than $0.01 per share.

(f)  The large turnover is due to increased activity in mortgage dollar roll transactions.

(g)  Annualized.

(h)  Total return has not been annualized.

2006 Semiannual Report

American Income Fund

Schedule of INVESTMENTS (unaudited)

American Income Fund  February 28, 2006

Description of Security	Par Value	Value (a)
(Percentages of each investment category relate to net assets)
High Yield Corporate Bonds — 36.5%
Basic Industry — 3.0%
Abitibi-Consolidated, 8.55%, 8/1/10	$170,000	$167,025
Allegheny Technologies, 8.38%, 12/15/11	110,000	120,312
Caraustar Industries, Callable 4/1/06 @ 105.25, 9.88%, 4/1/11	300,000	315,750
Georgia-Pacific, 8.88%, 5/15/31	200,000	210,000
Borden U.S., Callable 7/15/09 @ 104.50, 9.00%, 7/15/14	250,000	258,125
Huntsman ICI Chemicals, Callable 4/17/06 @ 103.38, 10.13%, 7/1/09	105,000	107,625
LPG International, 7.25%, 12/20/15 (c)	250,000	250,688
Newark Group, Callable 3/15/09 @ 104.88, 9.75%, 3/15/14	200,000	176,000
OM Group, Callable 12/15/06 @ 104.62, 9.25%, 12/15/11	300,000	300,000
Polyone, 8.88%, 5/1/12	200,000	204,500
Southern Peru Copper, 7.50%, 7/27/35	200,000	210,250
Stone Container, Callable 7/1/07 @ 104.19, 8.38%, 7/1/12	200,000	197,000
		2,517,275
Brokerage — 0.6%
E*Trade Financial, Callable 6/15/08 @ 104.00, 8.00%, 6/15/11	250,000	263,125
Lazard, 7.13%, 5/15/15	250,000	264,151
		527,276
Capital Goods — 2.7%
Case New Holland, Callable 8/1/07 @ 104.62, 9.25%, 8/1/11	200,000	214,750
Compression Polymers, Callable 7/1/09 @ 105.25, 10.50%, 7/1/13 (c)	250,000	251,250
Graham Packaging, Callable 10/15/09 @ 104.94, 9.88%, 10/15/14	250,000	252,812
Greif Brothers, Callable 8/1/07 @ 104.44, 8.88%, 8/1/12	300,000	319,125
L-3 Communications, Callable 1/15/10 @ 102.94, 5.88%, 1/15/15	200,000	193,000
Owens-Broadway Glass Container, Callable 4/17/06 @ 104.44, 8.88%, 2/15/09	500,000	521,875
Sequa, 9.00%, 8/1/09	500,000	537,500
		2,290,312
Communications — 4.9%
Charter Communications Holdings, 8.00%, 4/30/12 (c)	400,000	402,000
Citizens Communications, 9.25%, 5/15/11	250,000	276,875
CSC Holdings, Series B, 7.63%, 4/1/11	250,000	253,125
Dex Media, Callable 11/15/08 @ 104.00, 8.00%, 11/15/13	200,000	206,500
DirectTV Holdings, Callable 3/15/08 @ 104.19, 8.38%, 3/15/13	81,000	87,277
Echostar, 6.63%, 10/1/14	300,000	291,750
Horizon PCS, Callable 7/15/08 @ 105.69, 11.38%, 7/15/12	200,000	229,500
Houghton-Mifflin, Callable 10/15/08 @ 105.75, 0.00% through 10/15/08 thereafter 11.50%, 10/15/13 (b)	400,000	334,000
Insight Midwest, Callable 11/1/05 @ 105.25, 10.50%, 11/1/10	200,000	210,750
Intelsat, Callable 1/15/10 @ 104.31, 8.63%, 1/15/15 (c)	250,000	258,437
Panamsat, Callable 8/15/09 @ 104.50, 9.00%, 8/15/14	195,000	206,212
Qwest, 8.88%, 3/15/12	400,000	449,000
Qwest Capital Funding, 7.00%, 8/3/09	400,000	408,000
Rogers Wireless, 6.38%, 3/1/14	300,000	303,750
Time Warner Telecommunications Holdings, Callable 2/15/09 @ 104.62, 9.25%, 2/15/14	175,000	188,781
		4,105,957
Consumer Cyclical — 5.2%
Buffets, Callable 7/15/06 @ 105.63, 11.25%, 7/15/10	200,000	208,000
Dominos, Series B, Callable 7/1/07 @ 104.13, 8.25%, 7/1/11	364,000	378,105
Ford Motor, 7.00%, 10/1/13	500,000	439,796
Hovnanian K Enterprises, 6.25%, 1/15/16	250,000	230,625
Isle of Capri Casinos, Callable 3/1/09 @ 103.50, 7.00%, 3/1/14	500,000	501,250
Landry's Restaurants, Series B, Callable 12/15/09 @ 103.75, 7.50%, 12/15/14	250,000	242,188

See accompanying Notes to Schedule of Investments.

2006 Semiannual Report

American Income Fund

American Income Fund  February 28, 2006

Description of Security	Par Value	Value (a)
Mandalay Resort, Series B, 10.25%, 8/1/07	$250,000	$265,000
Mohegan Tribal Gaming, 6.38%, 7/15/09	250,000	251,250
Neiman Marcus Group, Callable 10/15/10 @ 105.19, 10.38%, 10/15/15 (c)	300,000	316,500
Service Corporation International, 7.70%, 4/15/09	500,000	523,750
Six Flags, Callable 4/15/08 @ 104.88, 9.75%, 4/15/13	250,000	255,000
WCI Communities, Callable 5/1/07 @ 104.56, 9.13%, 5/1/12	500,000	506,250
Wynn Las Vegas, Callable 12/1/09 @ 103.31, 6.63%, 12/1/14	250,000	246,875
		4,364,589
Consumer NonCyclical — 2.2%
Ahold Finance USA, 8.25%, 7/15/10	300,000	321,000
Delhaize America, 9.00%, 4/15/31	250,000	297,799
Iasis Healthcare, Callable 6/15/09 @ 104.38, 8.75%, 6/15/14	250,000	255,938
RJ Reynolds Tobacco Holdings, 6.50%, 7/15/10 (c)	250,000	251,875
Stater Brothers Holdings, Callable 6/15/08 @ 104.06, 8.13%, 6/15/12	250,000	252,500
Swift & Co., Callable 10/1/06 @ 106.25, 12.50%, 1/1/10	250,000	248,125
Triad Hospitals, Callable 11/15/08 @ 103.50, 7.00%, 11/15/13	200,000	202,000
		1,829,237
Electric — 2.5%
CMS Energy, 8.50%, 4/15/11	500,000	546,250
Dynegy – Roseton Danskammer, Series B, 7.67%, 11/8/16	200,000	205,500
Mission Energy Holdings, 13.50%, 7/15/08	250,000	288,750
Nevada Power, Callable 8/15/08 @ 104.50, 9.00%, 8/15/13	262,000	289,824
Reliant Energy, Callable 7/15/08 @ 104.75, 9.50%, 7/15/13	250,000	255,000
Teco Energy, 7.20%, 5/1/11	250,000	264,063
TXU, Series P, 5.55%, 11/15/14	250,000	238,319
		2,087,706
Energy — 0.7%
Bluewater Finance, Callable 2/15/07 @ 105.12, 10.25%, 2/15/12	290,000	313,200
Harvest Operations, Callable 10/15/08 @ 103.94, 7.88%, 10/15/11	250,000	250,625
		563,825
Industrials Other (c) — 0.6%
Amsted Industries, Callable 10/15/07 @ 105.12, 10.25%, 10/15/11	200,000	216,000
Chart Industries, Callable 10/15/10 @ 104.56, 9.13%, 10/15/15	300,000	311,250
		527,250
Insurance — 0.3%
Fairfax Financial Holdings, 7.75%, 4/26/12	250,000	237,500
Miscellaneous (c) — 6.6%
Dow Jones, 7.25%, 12/29/10	3,500,000	3,500,000
Dow Jones, 8.25%, 6/29/10	30,450	30,755
Dow Jones, 8.75%, 12/29/10	1,960,000	2,004,100
		5,534,855
Natural Gas — 1.5%
El Paso, 7.75%, 6/15/10	200,000	208,500
SemGroup, Callable 11/15/10 @ 104.38, 8.75%, 11/15/15 (c)	250,000	259,375
Tennessee Gas Pipeline, 7.50%, 4/1/17	250,000	274,688
Williams, 7.13%, 9/1/11	500,000	524,375
		1,266,938
Sovereign — 4.7%
Federal Republic of Brazil
7.13%, 1/20/37	250,000	266,000
7.88%, 3/7/15	500,000	560,000
10.25%, 6/17/13	500,000	623,750

See accompanying Notes to Schedule of Investments.

2006 Semiannual Report

American Income Fund

Schedule of INVESTMENTS (unaudited) continued

American Income Fund  February 28, 2006

Description of Security	Par Value	Value (a)
Republic of Panama
7.13%, 1/29/26	$500,000	$529,250
7.25%, 3/15/15	500,000	538,250
Republic of Philippines, 8.38%, 2/15/11	500,000	540,625
Republic of Turkey, 9.00%, 6/30/11	500,000	570,625
Republic of Uruguay, 8.00%, 11/18/22	250,000	270,625
		3,899,125
Technology — 0.3%
Lucent Technologies, 6.45%, 3/15/29	250,000	210,000
Transportation — 0.7%
Continental Airlines, 7.57%, 3/15/20	313,565	293,967
Hertz, Callable 1/1/10 @ 104.44, 8.88%, 1/1/14 (c)	250,000	261,250
		555,217
Total High Yield Corporate Bonds (cost: $29,687,860)		30,517,062
U.S. Government Agency Mortgage-Backed Securities — 32.3%
Adjustable Rate (f) — 1.3%
Federal Home Loan Mortgage Corporation, 4.96%, 9/1/18, #605911	240	245
Federal National Mortgage Association
5.41%, 7/1/27, #70179	2,787	2,850
5.56%, 10/1/32, #725110 (h)	645,286	657,647
Government National Mortgage Association, 5.13%, 12/20/22, #8096 (h)	399,734	405,397
		1,066,139
Fixed Rate —31.0%
Federal Home Loan Mortgage Corporation, 6.50%, 8/1/30, #C43641	139,835	143,767
Federal Home Loan Mortgage Corporation Gold
6.50%, 11/1/28, #C00676	385,711	396,560
5.50%, 10/1/33, #A15120 (h)	1,366,671	1,356,848
Federal National Mortgage Association
4.00%, 11/1/10, #254956 (h)	2,187,097	2,118,067
6.00%, 12/1/13, #190179	443,890	449,578
7.50%, 5/1/15, #537440 (h)	78,011	81,676
7.00%, 6/1/17, #254384 (h)	330,257	343,811
7.00%, 7/1/17, #254414 (h)	419,087	436,287
6.00%, 9/1/17, #653368 (h)	369,213	376,751
5.00%, 11/1/18, #750989 (h)	684,590	677,245
5.00%, 2/1/19, #767182 (h)	1,103,333	1,088,047
6.00%, 5/1/29, #323702	647,690	657,001
6.50%, 5/1/31, #540814	158,786	163,252
7.00%, 9/1/31, #596680 (h)	571,200	590,656
7.00%, 3/1/32, #635970	269,932	279,127
6.50%, 6/1/32, #596712 (h)	729,200	746,518
5.50%, 6/1/33, #709700 (h)	916,927	910,337
5.50%, 11/1/33, #555967	2,233,352	2,217,300
6.00%, 11/1/33, #743642 (h)	672,826	679,554
5.50%, 12/1/33, #756202 (h)	1,286,398	1,276,348
6.00%, 1/1/34, #763687 (h)	1,168,472	1,180,157
5.50%, 2/1/34, #766070 (h)	1,167,617	1,158,495
6.00%, 1/1/35, #810225	1,046,555	1,056,366
6.50%, 2/1/35, #735273 (h)	1,380,923	1,416,741
5.50%, 3/1/35, #815979	1,910,939	1,893,621
Federal National Mortgage Association (When-Issued Security), 5.50%, 4/1/21 (i)	1,500,000	1,504,219

See accompanying Notes to Schedule of Investments.

2006 Semiannual Report

American Income Fund

American Income Fund  February 28, 2006

Description of Security	Par Value	Value (a)
Government National Mortgage Association
6.50%, 4/15/33, #602233	$490,395	$511,186
5.50%, 8/15/33, #604567 (h)	1,454,494	1,459,494
6.00%, 7/15/34, #631574 (h)	722,896	736,902
		25,905,911
Total U.S. Government Agency Mortgage-Backed Securities (cost: $27,335,406)		26,972,050
Collateralized Mortgage Obligation-Private Mortgage-Backed Securities — 25.8%
Adjustable Rate (f) — 5.0%
California Federal Bank Los Angeles, Series 1991-C12, Class A, 6.15%, 7/15/21(g)	12,906	12,875
Goldman Sachs Mortgage Securities, Series 2003-1, Class B2, 6.91%, 3/25/43	1,921,377	1,951,108
Sequoia Mortgage Trust, Series 2004-5, Class X1, 0.80%, 6/20/34 (d)	53,738,708	424,600
Washington Mutual MCS Mortgage, Series 2003-AR3, Class B1, 4.96%, 6/25/33 (j)	1,433,262	1,485,931
Wells Fargo Mortgage-Backed Securities Trust, Series 2003-D, Class A1, 4.82%, 2/25/33	269,907	273,349
		4,147,863
Fixed Rate — 20.8%
Citicorp Mortgage Securities
Series 2004-5, Class B3, 5.27%, 8/25/34	1,228,294	1,133,648
Series 2005-4, Class 1A6, 5.50%, 7/25/35	1,000,000	965,715
Countrywide Alternative Loan Trust Series 2005-7CB, Class 2A4, 5.50%, 4/25/35	750,000	733,358
Crown Castle Towers LLC, 5.61%, 6/15/35	1,000,000	959,747
GMAC Mortgage Corporation Loan Trust
Series 2003-GH2, Class A3, 5.00%, 3/25/23	1,500,000	1,480,571
Series 2003-J9, Class A15, 5.00%, 1/25/34	1,325,000	1,277,381
Series 2004-J5, Class A7, 6.50%, 1/25/35	1,028,930	1,034,671
Goldman Sachs Mortgage Securities Series 2001-2, Class A, 7.50%, 6/19/32 (c)	425,812	441,863
GRP/AG Real Estate Asset Trust
Series 2004-2, Class A, 4.21%, 7/25/34 (b) (c)	187,553	183,494
Series 2005-1, Class A, 4.85%, 1/25/35 (b) (c)	124,001	122,785
Morgan Stanley Mortgage Loan Trust Series 2004-9, Class 1A, 6.25%, 11/25/34	867,154	868,219
Nomura Asset Acceptance Corporation Series 2004-R2, Class B1, 6.74%, 10/25/34 (c)	1,115,784	1,128,488
Prime Mortgage Trust
Series 2004-2, Class B2, 5.04%, 11/25/19	404,256	384,541
Series 2004-2, Class B3, 5.04%, 11/25/19	302,958	283,005
Residential Accredit Loans Series 2003-QS12, Class M1, 5.00%, 6/25/18	1,001,626	954,249
Residential Asset Mortgage Products
Series 2003-SL1, Class M2, 7.32%, 4/25/31	1,066,612	1,064,347
Series 2004-SL4, Class A3, 6.50%, 7/25/32	939,568	950,943
Residential Asset Securitization Trust Series 2002-A12, Class 1A1, 5.20%, 11/25/32	36,414	36,189
Structured Asset Securities Corporation Series 2005-6, Class 5A6, 5.00%, 5/25/35	1,000,000	978,813
Washington Mutual MSC Mortgage Series 2003-MS9, Class CB2, 7.45%, 12/25/33	413,074	410,193
Wells Fargo Mortgage-Backed Securities Trust
Series 2003-7, Class A3, 4.50%, 8/25/18 (j)	937,426	911,215
Series 2004-7, Class B2, 4.72%, 7/25/19	681,882	641,090
Series 2004-7, Class B3, 4.72%, 7/25/19	511,641	464,984
		17,409,509
Total Collateralized Mortgage Obligation-Private Mortgage-Backed Securities (cost:$22,317,855)		21,557,372

See accompanying Notes to Schedule of Investments.

2006 Semiannual Report

American Income Fund

Schedule of INVESTMENTS (unaudited) continued

American Income Fund  February 28, 2006

Description of Security	Par Value	Value (a)
Asset-Backed Securities — 12.3%
Commercial — 0.1%
Morgan Stanley Capital, Series 1999-FNV1, Class A1, 6.12%, 3/15/31 (j)	$107,088	$107,080
Home Equity — 10.7%
Ace Securities, Series 2003-OP1, Class M3, 6.23%, 12/25/33 (b) (f) (k)	1,500,000	1,519,016
First Franklin Mortgage Loan, Series 2004-FFA, Class M2F, 4.62%, 3/25/24 (b) (j)	2,760,000	2,707,532
Home Equity Mortgage Trust, Series 2004-6, Class M2, 5.32%, 4/25/35 (b) (j)	500,000	484,721
Residential Funding Mortgage Securities I
Series 2004-HI2, Class A4, 5.24%, 9/25/18	2,000,000	1,992,026
Series 2003-HI4, Class M1, 5.53%, 2/25/29 (b) (j)	2,327,000	2,254,554
		8,957,849
Manufactured Housing — 1.5%
Green Tree Financial, Series 1994-2, Class A5, 8.30%, 5/15/19 (j)	444,181	447,421
Origen Manufactured Hsg, Series 2005-B, Class M1, 5.99%, 1/15/37	750,000	749,198
		1,196,619
Total Asset-Backed Securities (cost: $10,420,328)		10,261,548
Collateralized Mortgage Obligation-U.S. Agency Mortgage-Backed Securities — 12.7%
Fixed Rate – 7.7%
Federal Home Loan Mortgage Corporation
Series 2690, Class OE, 5.00%, 11/15/28 (h)	1,274,000	1,241,781
Federal National Mortgage Association
Series 2004-27, Class HB, 4.00%, 5/25/19 (j)	1,923,137	1,724,343
Series 2004-29, Class WG, 4.50%, 5/25/19	942,115	871,782
Series 2004-90, Class GA, 4.35%, 3/25/34	970,822	929,439
Series 2002-WI, Class 2A, 7.50%, 2/25/42 (j)	620,122	634,920
Freddie Mac, Series 2972
Class KA, 4.50%, 6/15/18	1,044,067	1,019,714
		6,421,979
Z-Bonds (e) — 5.0%
Federal Home Loan Mortgage Corporation
Series 2676, Class GZ, 4.50%, 9/15/33	1,690,047	1,396,760
Government National Mortgage Association
Series 2001-8, Class Z, 6.50%, 3/20/31 (h)	2,750,735	2,809,349
		4,206,109
Total Collateralized Mortgage Obligation-U.S. Agency Mortgage-Backed Securities (cost: $10,299,575)		10,628,088
Corporate Bonds — 1.4%
Basic Industry — 0.3%
Vale Overseas, 6.25%, 1/11/16 (b)	250,000	255,000
Communications — 0.2%
AT&T, 9.05% through 5/15/06 thereafter 7.30%, 11/15/11 (b)	142,000	155,444
Consumer NonCyclical — 0.3%
Glencore Funding, 6.00%, 4/15/14 (c)	250,000	234,211
Transportation — 0.6%
American Airlines, Series 99-1, 7.02%, 10/15/09	500,000	517,500
Total Corporate Bonds (cost: $1,122,302)		1,162,155

See accompanying Notes to Schedule of Investments.

2006 Semiannual Report

American Income Fund

American Income Fund  February 28, 2006

Description of Security	Shares/ Par Value	Value (a)
Short-Term Investments — 2.7%
Affiliated Money Market Fund — 2.6%
First American Prime Obligations Fund, Class Z (l)	2,172,757	$2,172,757
U.S. Treasury Obligations — 0.1%
U.S. Treasury Bill, 4.31%, 4/20/06 (m)	$65,000	64,611
U.S. Treasury Bill, 4.46%, 5/18/06 (m)	40,000	39,614
Total U.S. Treasury Obligations (cost: $104,225)		104,225
Total Short-Term Investments (cost: $2,276,982)		2,276,982
Total Investments in Securities (n) — 123.7% (cost: $103,460,308)		$103,375,257

Notes to Schedule of Investments:

(a)  Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

(b)  Delayed interest (Step Bonds) – Securities for which the coupon rate of interest will adjust on specified future date(s).

(c)  Securities sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, which may be sold only to dealers in that program or other "qualified institutional buyers." These securities have been determined to be liquid under guidelines established by the fund's board of directors. As of February 28, 2006, the value of these investments was $10,424,321 or 12.5% of net assets. See note 2 in Notes to Financial Statements.

(d)  Interest only – Represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. The interest disclosed represents the coupon rate in effect February 28, 2006.

(e)  Z-Bond – Represents securities that pay no interest or principal during their accrual periods, but accrue additional principal at specified rates. Interest rate shown represents the current yield based upon the current cost basis and estimated future cash flows.

(f)  Variable Rate Security – The rate shown is the rate in effect as of February 28, 2006.

(g)  Security considered illiquid. As of February 28, 2006, the value of this investment was $12,875 or 0.02% of net assets. See note 2 in Notes to Financial Statements.

(h)  On February 28, 2006, securities valued at $21,748,108 were pledged as collateral for the following outstanding reverse repurchase agreements:

Amount	Acquisition Date	Rate*	Due	Accrued Interest	Name of Broker and Description of Collateral
$8,630,206	2/17/06	4.76%	5/18/06	$102,699	(1)
3,875,850	2/9/06	4.70%	5/9/06	45,035	(2)
6,646,058	2/15/06	4.68%	4/17/06	52,703	(2)
$19,152,114				$200,437

*  Interest rate as of February 28, 2006. Rates are based on the London InterBank Offered Rate (LIBOR) and reset monthly.

Name of broker and description of collateral:

  (1)  Goldman:
Federal Home Loan Mortgage Corporation Gold, 5.50%, 10/1/33, $1,366,671 par
Federal Home Loan Mortgage Corporation, 5.00%, 11/15/28, 1,274,000 par
Federal National Mortgage Association, 4.00%, 11/1/10, $2,187,097 par
Federal National Mortgage Association, 4.65%, 10/1/32, $645,286 par
Federal National Mortgage Association, 5.50%, 6/1/33, $916,927 par
Federal National Mortgage Association, 5.50%, 12/1/33, $1,286,398 par
Government National Mortgage Association, 5.50%, 8/15/33, $1,454,494 par

2006 Semiannual Report

American Income Fund

Schedule of INVESTMENTS (unaudited) continued

  (2)  Morgan Stanley:
Federal National Mortgage Association, 7.50%, 5/1/15, $78,011 par
Federal National Mortgage Association, 7.00%, 6/1/17, $330,257 par
Federal National Mortgage Association, 7.00%, 7/1/17, $419,087 par
Federal National Mortgage Association, 6.00%, 9/1/17, $369,213 par
Federal National Mortgage Association, 5.00%, 11/1/18, $684,590 par
Federal National Mortgage Association, 5.00%, 2/1/19, $1,103,333 par
Federal National Mortgage Association, 7.00%, 9/1/31, $571,200 par
Federal National Mortgage Association, 6.50%, 6/1/32, $729,200 par
Federal National Mortgage Association, 6.00%, 11/1/33, $672,826 par
Federal National Mortgage Association, 6.00%, 1/1/34, $1,168,472 par
Federal National Mortgage Association, 5.50%, 2/1/34, $1,167,617 par
Federal National Mortgage Association, 6.50%, 2/1/35, $1,380,923 par
Government National Mortgage Association, 6.50%, 3/20/31, $2,750,735 par
Government National Mortgage Association, 5.13%, 12/20/22, $399,734 par
Government National Mortgage Association, 6.00%, 7/15/34, $722,896 par

(i)  This security has been purchased on a when-issued basis. On February 28, 2006, the total cost of investments purchased on a when-issued basis was $1,505,273.

(j)  This security or a portion of this security is pledged as collateral for positions purchased on a when-issued basis. See note 2 in Notes to Financial Statements.

(k)  This security or a portion of this security is pledged as initial margin deposits for open futures contracts. See note 2 in Notes to Financial Statements.

(l)  Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this fund. See note 3 in Notes to Financial Statements.

(m)  Security has been deposited as initial margin on open futures contracts. Yield shown is effective yield at date of purchase. See note 2 in Notes to Financial Statements.

(n)  On February 28, 2006, the cost of investments in securities for federal income tax purposes was $103,460,308. The aggregate gross unrealized appreciation and depreciation of investments in securities, based on this cost, were as follows:

Gross unrealized appreciation	$1,617,796
Gross unrealized depreciation	(1,702,847)
Net unrealized depreciation	$(85,051)
Schedule of Open Futures Contracts

Description	Number of Contracts (Sold)	Notional Contract Value	Settlement Month	Unrealized Appreciation (Depreciation)
U.S. 20 Year Treasury Long Bond Futures	(5)	$(500,000)	Jun-06	$(1,027)
U.S. 5 Year Treasury Note Futures	(46)	(4,600,000)	Jun-06	3,804
U.S. 10 Year Treasury Note Futures	(25)	(2,500,000)	Jun-06	3,457
90 Day Eurodollar Futures	(15)	(15,000,000)	Dec-06	9,510
	(91)	$(22,600,000)		$15,744

2006 Semiannual Report

American Income Fund

NOTICE TO SHAREHOLDERS (unaudited)

How to Obtain a Copy of the Fund's Proxy Voting Policies and Proxy Voting Record

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge upon request by calling 800.677.FUND; (2) at www.firstamericanfunds.com; and (3) on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

Form N-Q Holdings Information

The fund is required to file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the Securities and Exchange Commission on Form N-Q. The fund's Forms N-Q are available (1) without charge upon request by calling 800.677.FUND and (2) on the U.S. Securities and Exchange Commission's website at http://www.sec.gov. In addition, you may review and copy the fund's Forms N-Q at the Commissions Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

2006 Semiannual Report

American Income Fund

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Board of DIRECTORS

VIRGINIA STRINGER

Chairperson of American Income Fund, Inc.
Owner and President of Strategic Management Resources, Inc.

BENJAMIN FIELD III

Director of American Income Fund, Inc.
Retired; former Senior Vice President, Chief Financial Officer, and
Treasurer of Bemis Company, Inc.

ROGER GIBSON

Director of American Income Fund, Inc.
Retired; former Vice President of Cargo-United Airlines

VICTORIA HERGET

Director of American Income Fund, Inc.
Investment Consultant; former Managing Director of Zurich Scudder Investments

LEONARD KEDROWSKI

Director of American Income Fund, Inc.

Owner and President of Executive and Management Consulting, Inc.

RICHARD RIEDERER

Director of American Income Fund, Inc.

Retired; former President and Chief Executive Officer of Weirton Steel

JOSEPH STRAUSS

Director of American Income Fund, Inc.

Owner and President of Strauss Management Company

JAMES WADE

Director of American Income Fund, Inc.

Owner and President of Jim Wade Homes

American Income Fund’s Board of Directors is comprised entirely of independent directors.

AMERICAN INCOME FUND

2006 Semiannual Report

FAF Advisors, Inc., is a wholly owned subsidiary of
U.S. Bank National Association, which is a
wholly owned subsidiary of U.S. Bancorp.

This document is printed on paper
containing 10% postconsumer waste.

4/2006 0070-06 MRF-SAR

Item 2—Code of Ethics

Not applicable to semi-annual report.

Item 3—Audit Committee Financial Expert

Not applicable to semi-annual report.

Item 4—Principal Accountant Fees and Services

Not applicable to semi-annual report.

Item 5—Audit Committee of Listed Registrants

Not applicable to semi-annual report.

Item 6 – Schedule of Investments

This schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to semi-annual report.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable until first annual report for a fiscal year ending on or after December 31, 2005.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Neither the registrant nor any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act, purchased any shares or other units of any class of the registrant’s equity securities that is registered pursuant to Section 12 of the Exchange Act.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item.

Item 11 – Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)(1) Not applicable.

(a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act are filed as exhibits hereto.

(a)(3) Not applicable.

(b) Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Income Fund, Inc.

By:	/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: May 8, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: May 8, 2006

By:	/s/ Charles D. Gariboldi
Charles D. Gariboldi
Treasurer

Date: May 8, 2006